Mezzanine Equity (Details) - Manscaped Holdings, LLC [Member] - USD ($) $ in Millions		1 Months Ended	9 Months Ended
	Feb. 01, 2020	Feb. 29, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2008
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)						9,810,330
Issuance costs	$ 0.1
Net proceeds	25.8
Additional paid-in capital	2.1
Gross proceeds			$ 50.0
Series A-3 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)						3,271,139
Total proceeds	$ 25.8
Series A-3 Preferred Units [Member] | Investors [Member]
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)	3,271,139
Series A-3 Preferred Units [Member] | Liquidation Preference [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference				$ 25.8
Series A-1 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Converted accrued interest (in Shares)	3,673,228
Series A-1 Preferred Units [Member] | Liquidation Preference [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference				2.1
Series A-2 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)						1,973,106
Converted accrued interest (in Shares)	1,973,106	1,973,106
Series A-2 Preferred Units [Member] | Liquidation Preference [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference				3.0
Series A-4 Preferred Units [Member]
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)						892,857
Total proceeds					$ 10.0
Series A-4 Preferred Units [Member] | Investors [Member]
Mezzanine Equity (Details) [Line Items]
Shares issued (in Shares)					892,857
Series A-4 Preferred Units [Member] | Liquidation Preference [Member]
Mezzanine Equity (Details) [Line Items]
Aggregate liquidation preference				$ 10.0